Related Party Disclosures - Additional Information (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jan. 16, 2024 USD ($)	Jun. 29, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Revenue from contracts with customers | €	€ 1,104,036	€ 1,085,354	€ 983,680
Società Agricola Stella S.r.l.
Disclosure of transactions between related parties [line items]
Percentage equity interest in subsidiary	51.00%
Percentage of equity interest held by non-controlling interests	49.00%
Ompi N.A. S. de R.L. de C.V.
Disclosure of transactions between related parties [line items]
Deposit for purchase of land					$ 2,247
Purchase of land remaining payment				$ 1,210